Offsetting of financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets	£ 269,168	£ 255,421
Financial liabilities
Financial liabilities	409,835	363,097
Loans and advances to customers	72,614	91,177
Customer accounts	215,948	205,241
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts	416,771	290,490
Amounts offset	(140,368)	(99,724)
Net amounts in the balance sheet	276,403	190,766
Financial instruments	(248,046)	(168,176)
Cash collateral	(19,844)	(13,426)
Net amount	8,513	9,164
Amounts not subject to enforceable netting arrangements	1,338	928
Financial liabilities	277,741	191,694
Derivatives
Financial liabilities
Gross amounts	297,341	159,169
Amounts offset	(79,799)	(20,689)
Net amounts in the balance sheet	217,542	138,480
Financial instruments	(197,201)	(124,745)
Cash collateral	(19,662)	(13,273)
Net amount	679	462
Amounts not subject to enforceable netting arrangements	1,325	888
Financial liabilities	218,867	139,368
Cash margins pledged	7,279	6,180
Trading liabilities
Financial liabilities
Gross amounts	10,180	9,444
Amounts offset	(196)	(156)
Net amounts in the balance sheet	9,984	9,288
Financial instruments	(9,983)	(9,288)
Cash collateral	0	0
Net amount	1	0
Amounts not subject to enforceable netting arrangements	2	13
Financial liabilities	9,986	9,301
– non-trading liabilities
Financial liabilities
Gross amounts	85,168	100,031
Amounts offset	(52,268)	(72,788)
Net amounts in the balance sheet	32,900	27,243
Financial instruments	(32,719)	(27,090)
Cash collateral	(182)	(153)
Net amount	(1)	0
Amounts not subject to enforceable netting arrangements	1	16
Financial liabilities	32,901	27,259
Customer accounts
Financial liabilities
Gross amounts	24,082	21,846
Amounts offset	(8,105)	(6,091)
Net amounts in the balance sheet	15,977	15,755
Financial instruments	(8,143)	(7,053)
Cash collateral	0	0
Net amount	7,834	8,702
Amounts not subject to enforceable netting arrangements	10	11
Financial liabilities	15,987	15,766
Financial Assets Subject To Offsetting
Financial assets
Gross amounts	440,219	313,437
Amounts offset	(140,368)	(99,724)
Net amounts in the balance sheet	299,851	213,713
Financial instruments	(267,466)	(186,886)
Cash collateral	(30,258)	(24,380)
Net amount	2,127	2,447
Amounts not subject to enforceable netting arrangements	3,568	2,455
Financial assets	303,419	216,168
Derivatives
Financial assets
Gross amounts	303,911	160,801
Amounts offset	(79,799)	(20,689)
Net amounts in the balance sheet	224,112	140,112
Financial instruments	(193,720)	(114,985)
Cash collateral	(29,998)	(24,277)
Net amount	394	850
Amounts not subject to enforceable netting arrangements	1,126	1,109
Financial assets	225,238	141,221
Financial liabilities
Cash margins received	2,373	2,590
Trading assets
Financial assets
Gross amounts	14,490	11,960
Amounts offset	(196)	(156)
Net amounts in the balance sheet	14,294	11,804
Financial instruments	(14,293)	(11,804)
Cash collateral	0	0
Net amount	1	0
Amounts not subject to enforceable netting arrangements	63	40
Financial assets	14,357	11,844
– non-trading assets
Financial assets
Gross amounts	103,839	125,935
Amounts offset	(52,268)	(72,788)
Net amounts in the balance sheet	51,571	53,147
Financial instruments	(51,310)	(53,044)
Cash collateral	(260)	(103)
Net amount	1	0
Amounts not subject to enforceable netting arrangements	2,378	1,301
Financial assets	53,949	54,448
Loans and advances to customers
Financial assets
Gross amounts	17,979	14,741
Amounts offset	(8,105)	(6,091)
Net amounts in the balance sheet	9,874	8,650
Financial instruments	(8,143)	(7,053)
Cash collateral	0	0
Net amount	1,731	1,597
Amounts not subject to enforceable netting arrangements	1	5
Financial assets	£ 9,875	£ 8,655